Subsequent Events (Details) - USD ($)	1 Months Ended				4 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Apr. 30, 2019	May 11, 2020	Dec. 31, 2019	May 31, 2020	May 31, 2019
Shareholders' Equity
Maximum borrowing capacity			$ 3,500,000,000
Minimum monthly cash and cash equivalents						$ 300,000,000
Deferred debt amortization					$ 800,000,000
Deferred debt, amortization period					4 years
Scenario, Forecast
Shareholders' Equity
Collateral, amount		$ 80,400,000
$1.15 billion unsecured revolving credit facility | Revolving Credit Facility
Shareholders' Equity
Long term debt, principal amount						1,200,000,000		$ 1,150,000,000
Increase in borrowing capacity			400,000,000
$1.7 billion unsecured revolving credit facility | Revolving Credit Facility
Shareholders' Equity
Long term debt, principal amount						$ 1,700,000,000
Increase in borrowing capacity			200,000,000
$1.7 billion unsecured revolving credit facility | Revolving Credit Facility | LIBOR
Shareholders' Equity
Margin on floating rate base (as a percent)						1.00%
Secured term loan | Secured term loan
Shareholders' Equity
Long term debt, principal amount			$ 2,200,000,000		$ 2,200,000,000
Maximum borrowing capacity					$ 2,350,000,000
Debt instrument, term			364 days		364 days
Term extension			364 days		364 days
Extension fee, percent			1.00%
Percentage of equity interests pledged			100.00%
Borrowings outstanding			$ 2,200,000,000
Secured term loan | Secured term loan | Subsequent event
Shareholders' Equity
Maximum borrowing capacity							$ 150,000,000
Secured term loan | Secured term loan | Board Member Two
Shareholders' Equity
Long term debt, principal amount			100,000,000
Secured term loan | Secured term loan | Board Member One
Shareholders' Equity
Long term debt, principal amount			$ 100,000,000
Secured term loan | Secured term loan | LIBOR
Shareholders' Equity
Margin on floating rate base (as a percent)			2.25%
Duration fee, percentage			0.25%
Secured term loan | Secured term loan | LIBOR | Scenario, Forecast
Shareholders' Equity
Margin on floating rate base (as a percent)	2.75%	2.50%
Novation Agreement | Unsecured term loans
Shareholders' Equity
Debt instrument, term				12 years
Maximum borrowing capacity				$ 908,000,000.0
Long term debt, stated interest rate (as a percent)				3.45%
Celebrity Apex Unsecured Term Loan | Celebrity Apex | BpiFAE
Shareholders' Equity
Percentage of unsecured term loan guaranteed by an export credit agency				100.00%
Celebrity Apex Unsecured Term Loan | Unsecured term loans
Shareholders' Equity
Debt instrument, term				12 years
Maximum borrowing capacity				$ 722,200,000
Long term debt, stated interest rate (as a percent)				3.23%